Retirement, Postretirement And Other Benefit Plans (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2009 shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Percentage of interest credit		2.55%	3.63%	2.47%
Increase in asset value		$ 18,600,000
Asset losses		32,400,000
Accumulated benefit obligation, defined benefit plans		445,500,000	$ 463,100,000
Effect of one-percentage point increase in health care trend rate on postretirement benefit obligation			800,000
Effect of one-percentage point decrease in health care trend rate on postretirement benefit obligation			700,000
Expected contribution to plan in 2016		$ 9,000,000
Percentage of U.S. Plan defined contribution expense		88.00%
Recognized in AOCI, before taxes			33,500,000
Recognized in AOCI, net losses		$ 39,500,000
Loss amortization and settlement charges			8,000,000
Gain in AOCI due to increase in discount rate		11,900,000
Gain due to mortality table improvement scale			10,200,000
Cost of savings incentive plans		19,000,000	21,600,000	$ 24,900,000
Shares issued under LTIP | shares	10,526,316
Compensation expense related to employee stock option plans and employee stock purchase plans		72,900,000	$ 48,800,000	$ 52,500,000
Unrecognized compensation cost related to nonvested awards		$ 27,400,000
Recognized in earnings over a weighted-average period		1 year 6 months
Minimum weekly employment to participate in Employee Stock Purchase Plan		25 hours
Number of shares authorized to be issued to eligible employees | shares		2,000,000
Minimum percentage of base salary withheld to purchase shares quarterly		1.00%
Maximum percentage of base salary withheld to purcahse shares quarterly		10.00%
Discounted purchare price compared to fair market value of CIT common stock		85.00%
Maximum amount of common stock that may be purchased by a participant under ESPP		$ 25,000
Total number of shares purchased under ESPP | shares		46,770	31,497	25,490
Vesting period		3 years
Percentage vested at end of vesting period		100.00%
Fair value of RSU vested and settled		$ 56,200,000	$ 42,800,000	$ 38,600,000
Fair value of RSU vested and settled in cash		$ 200,000	200,000	400,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		15.00%
Asset allocation, target, maximum		35.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		35.00%
Asset allocation, target, maximum		65.00%
Global Asset Allocations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		15.00%
Asset allocation, target, maximum		25.00%
U.S. Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset gains			$ 7,700,000
Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expense related to employee stock option plans and employee stock purchase plans		$ 72,600,000
Vesting period		3 years	3 years
2015 PSUs-ROA/EPS [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period		3 years
Number of pre-established performance measures | item		2
Weighted average percent of fully diluted EPS, performance award		75.00%
Weighted average percent of pre-tax ROA, performance award		25.00%
2015 PSUs-ROTCE [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period		3 years
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation, target, minimum		5.00%
Asset allocation, target, maximum		10.00%
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss included in defined benefit plan pension liabilities		$ (1,200,000)
Net actuarial gain (loss)		10,900,000	$ (50,400,000)
Payment made from the Plan		12,800,000	33,700,000
Direct investment in equity securities		0
Recognized in AOCI, before taxes		$ (18,300,000)	$ (32,200,000)	18,200,000
Discount rate		3.97%	3.74%
Amount amortized from AOCI into net periodic benefit, next twelve months		$ (2,700,000)
Retirement Plan And Supplemental Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in basis points			0.0100
Discount rate			3.75%
Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in basis points		0.0075
Discount rate		3.75%
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		$ 1,600,000	$ (800,000)
Payment made from the Plan		3,300,000	2,500,000
Recognized in AOCI, before taxes		700,000	$ (2,200,000)	$ 1,000,000
Recognized in AOCI, net losses		$ 900,000
Increase in basis points		25.0000		0.0075
Decrease in basis points			0.0075
Discount rate		3.99%	3.74%	4.50%	3.75%
Gain in AOCI due to increase in discount rate		$ (2,500,000)
Amount amortized from AOCI into net periodic benefit, next twelve months		800,000
Amortization of prior service cost		$ (500,000)	$ (500,000)	$ (600,000)
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Largest retirement plan percentage of total pension projected benefit obligation		80.00%
Healthcare Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. retiree total postretirement benefit obligation percent		40.80%
Updated healthcare assumptions		$ 1,100,000
Gain in AOCI due to increase in discount rate		$ 1,000,000
Life Insurance Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
U.S. retiree total postretirement benefit obligation percent		55.00%
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset losses		$ 2,500,000
Recognized in AOCI, net losses			$ (2,200,000)
Demographic Experience [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset losses		3,400,000
German Plan Buy-In [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		$ 1,200,000
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of total pension benefit obligation held by plan		18.40%
Change in Assumptions for Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized in AOCI, before taxes				$ 17,100,000
Recognized in AOCI, net losses		$ 46,800,000
Decrease in basis points				0.0100
Discount rate				4.75%	3.75%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate			3.75%	4.50%
Gain due to mortality table improvement scale		$ 6,000,000
Minimum [Member] | 2015 PSUs-ROA/EPS [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage vested at end of vesting period		0.00%
Minimum [Member] | 2015 PSUs-ROTCE [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage vested at end of vesting period		0.00%
Minimum [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.75%
Minimum [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in basis points		0.0025
Minimum [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.75%
Maximum [Member] | 2015 PSUs-ROA/EPS [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage vested at end of vesting period		150.00%
Maximum [Member] | 2015 PSUs-ROTCE [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage vested at end of vesting period		150.00%
Maximum [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.00%
Maximum [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in basis points		2.75
Maximum [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.00%
OneWest Bank [Member] | Restricted Stock Units (RSUs) [Member]
Defined Benefit Plan Disclosure [Line Items]
Vesting period		9 years
Percentage vested at end of vesting period		100.00%